Group Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Intangible assets	£ 95,562	£ 129,075
Property, plant and equipment	4,583	4,867
Investments in associates and joint ventures	1,970	2,020
Retirement benefit assets	956	1,000
Deferred tax assets	911	682
Trade and other receivables	321	241
Investments held at fair value	118	121
Derivative financial instruments	109	131
Total non-current assets	104,530	138,137
Inventories	4,938	5,671
Income tax receivable	172	149
Trade and other receivables	3,621	4,367
Investments held at fair value	601	579
Derivative financial instruments	181	430
Cash and cash equivalents	4,659	3,446
Total current assets other than non-current assets classified as held for sale	14,172	14,642
Assets classified as held-for-sale	14	767
Total current assets	14,186	15,409
Total assets	118,716	153,546
Equity – capital and reserves
Share capital	614	614
Share premium, capital redemption and merger reserves	26,630	26,628
Other reserves	(894)	2,655
Retained earnings	24,531	44,081
In respect of assets held-for-sale	0	(295)
Owners of the parent	50,881	73,683
Perpetual hybrid bonds	1,685	1,685
Non-controlling interests	368	342
Total equity	52,934	75,710
Liabilities
Non-current borrowings	35,406	38,726
Retirement benefit liabilities	881	949
Deferred tax liabilities	12,192	18,428
Other provisions for liabilities	531	434
Trade and other payables	893	944
Derivative financial instruments	206	502
Non-current liabilities	50,109	59,983
Current borrowings	4,324	4,413
Income tax payable	992	1,049
Other provisions for liabilities	468	1,087
Trade and other payables	9,700	10,449
Derivative financial instruments	189	427
Current liabilities other than liabilities included in disposal groups classified as held for sale	15,673	17,425
Liabilities associated with assets classified as held-for-sale	0	428
Current liabilities	15,673	17,853
Total equity and liabilities	£ 118,716	£ 153,546